Consolidated Statements of Stockholders' Equity (Deficit) (FY) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
IPO
Stock issuance costs	$ 930	$ 9,300
Private placement
Stock issuance costs	$ 70	$ 700